Note 10 - Accounts Payable and Other Accrued Expenses - Schedule of Accounts Payable and Other Accrued Expenses (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Legal	$ 1,346,000	$ 807,000
Audit	198,000	552,000
Telecommunications	209,000	201,000
Data Services	425,000	384,000
Regulatory	444,000	640,000
Settlements	832,000	817,000
Deferred rent	65,000	33,000
Contingent consideration payable	424,000	534,000
Other	3,223,000	2,634,000
Total	$ 7,166,000	$ 6,602,000